Revenue - Schedule of Accounts Receivable (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenue from Contract with Customer [Abstract]
Accounts receivable	$ 1,127	$ 784
Allowance for current expected credit losses	(20)	(3)	$ (3)	$ (40)
Total accounts receivable, net	$ 1,107	$ 781